Financial instruments - Fair value heirarchy (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement [line items]
Non-current derivative financial instruments - assets	$ 1,603	$ 1,819
Current financial investments	8,448	8,211
Current derivative financial instruments - assets	159	492
Non-current derivative financial instruments - liabilities	(900)	(1,420)
Derivative financial instruments	(403)	(508)
Fair value [member]
Disclosure of fair value measurement [line items]
Non-current financial investments	2,794	2,344
Non-current derivative financial instruments - assets	1,603	1,819
Current financial investments	4,363	4,994
Current derivative financial instruments - assets	159	492
Cash equivalents	1,473	2,299
Non-current derivative financial instruments - liabilities	(900)	(1,420)
Derivative financial instruments	(403)	(508)
Net fair value	9,090	10,019
Level 1 [member]
Disclosure of fair value measurement [line items]
Non-current financial investments	1,126	1,095
Non-current derivative financial instruments - assets	0	0
Current financial investments	355	516
Current derivative financial instruments - assets	0	0
Cash equivalents	0	0
Non-current derivative financial instruments - liabilities	0	0
Derivative financial instruments	0	0
Net fair value	1,481	1,611
Level 2 [member]
Disclosure of fair value measurement [line items]
Non-current financial investments	1,271	1,042
Non-current derivative financial instruments - assets	1,320	970
Current financial investments	4,008	4,479
Current derivative financial instruments - assets	122	426
Cash equivalents	1,473	2,299
Non-current derivative financial instruments - liabilities	(900)	(1,414)
Derivative financial instruments	(399)	(503)
Net fair value	6,896	7,299
Level 3 [member]
Disclosure of fair value measurement [line items]
Non-current financial investments	397	207
Non-current derivative financial instruments - assets	283	848
Current financial investments	0	0
Current derivative financial instruments - assets	37	66
Cash equivalents	0	0
Non-current derivative financial instruments - liabilities	0	(6)
Derivative financial instruments	(4)	(4)
Net fair value	$ 713	$ 1,110